Property and equipment	12 Months Ended
Jun. 30, 2023
Property and equipment.
Property and equipment

15.    Property and equipment

Changes in Property and equipment during the years presented were as follows:

	Construction	Leasehold	Other fixed assets and	Total property and
(in € thousands)	in progress	improvements	office equipment	equipment
Cost
As of July 1, 2021	—	9,798	12,520	22,317
Additions	9,779	424	1,537	11,740
Disposals	—	—	—	—
As of June 30, 2022	9,779	10,222	14,057	34,057

Accumulated depreciation and impairment
As of July 1, 2021	—	5,201	8,306	13,507
Depreciation charge of the year	—	1,159	1,700	2,859
Disposals	—	—	—	—
As of June 30, 2022	—	6,360	10,006	16,366

Carrying amount
As of July 1, 2021	—	4,597	4,213	8,810
As of June 30, 2022	9,779	3,862	4,050	17,691

Cost
As of July 1, 2022	9,779	10,222	14,057	34,057
Additions	17,094	1,387	3,687	22,168
Disposals	—	—	(2)	(2)
As of June 30, 2023	26,873	11,608	17,742	56,223

Accumulated depreciation and impairment
As of July 1, 2022	—	6,360	10,006	16,366
Depreciation charge of the year	—	635	1,993	2,630
Disposals	—	—	—	—
As of June 30, 2023	—	6,995	12,001	18,996

Carrying amount
As of July 1, 2022	9,779	3,862	4,050	17,691
As of June 30, 2023	26,873	4,614	5,740	37,227

Property and equipment increased from € 17,691 thousand as of June 30, 2022 to €37,227 thousand as of June 30, 2023 mainly due to an increase in construction in progress for our new warehouse in Leipzig, Germany, which started operating in September 2023. Mytheresa Group expects to incur capital expenditure of around €8 to €11 million in fiscal year 2024.